17. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
17. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES

AutoChina’s operations include the leasing of commercial property at the Kai Yuan Center. The leases thereon expire at various dates through 2016. The following is a schedule of minimum future rents on non-cancelable operating leases at December 31, 2013.

Year Ending December 31,	Future Minimum Rentals
2014	1,059
2015	711
2016	501
Later years	—
Total	$2,271

There are no contingent rentals as of December 31, 2013.